SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash Flow Statement [Abstract]
Interest paid	$ 224	$ 199	$ 566	$ 492
Income taxes paid	$ 62	$ 55	$ 276	$ 252